GOODWILL - Key assumptions were made in the discounted cash flow model to determine the fair value of each reporting unit (Details)	3 Months Ended
Dec. 31, 2021
Reporting Units in PRC
Goodwill [Line Items]
WACC	18.00%
Income Tax Rate	25.00%
Terminal growth rate	2.30%
Forecasted inflation rate	2.30%
Reporting Units in PRC | Minimum
Goodwill [Line Items]
Revenue growth	2.00%
Reporting Units in PRC | Maximum
Goodwill [Line Items]
Revenue growth	14.00%
GEH
Goodwill [Line Items]
WACC	14.00%
Income Tax Rate	17.00%
Terminal growth rate	2.00%
Forecasted inflation rate	2.00%
GEH | Minimum
Goodwill [Line Items]
Revenue growth	8.00%
GEH | Maximum
Goodwill [Line Items]
Revenue growth	12.00%